Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Net Income/(Loss) from Discontinued Operations (Table)

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022

Revenue	$—	$90,037	$—	$158,672
Time charter, voyage and logistics business expenses	—	(17,210)	—	(32,260)
Direct vessel expenses	—	(11,246)	—	(22,782)
General and administrative expenses	—	(4,607)	—	(7,126)
Depreciation and amortization	—	(6,639)	—	(13,071)
Interest expense and finance cost, net	—	(19,328)	—	(41,111)
Loss on bond extinguishment	—	(106)	—	(221)
Other expense, net	—	(1,948)	—	(2,692)
Income tax expense	—	(20)	—	(39)
Net income from discontinued operations	$—	$28,933	$—	$39,370

Discontinued Operations - Assets and Liabilities from Discontinued Operations (Table)

	June 30, 2023	December 31, 2022
Accounts receivable, net	—	3,489
Total assets of discontinued operations	$—	$3,489
Accounts payable	—	3,692
Accrued expenses and other liabilities	—	1,825
Due to related parties, net	—	565
Total liabilities of discontinued operations	$—	$6,082